Pension Plans - Schedule of Components of Benefit Expense (Details) - KRW (₩) ₩ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefits [Abstract]
Service cost	₩ 102,871		₩ 226,787	₩ 200,789
Interest cost	5,587		10,991	9,269
Prior service cost
Total	₩ 108,458	₩ 118,889	₩ 237,779	₩ 210,059